Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Issued capital	Reserve of share-based payments	Warrants Reserve	Retained earnings	Reserve of change in value of time value of options	Total
Number of shares outstanding	13,008,006
Number of shares outstanding at beginning of period at Jun. 30, 2020	13,008,006
Equity at beginning of period at Jun. 30, 2020	$ 5,745,369	$ 1,154,905	$ 26,439	$ (1,719,088)	$ 0	$ 5,207,625
Exercise of Warrants	2,170
Increase (decrease) through exercise of warrants, equity	$ 4,883					4,883
Increase (decrease) through conversion of convertible instruments, equity			90,769			90,769
Issue of convertible instruments			2,025			2,025
Net loss for the year				(552,436)		552,436
Net loss for the year				552,436		(552,436)
Number of shares outstanding at end of period at Jun. 30, 2021	13,010,176
Equity at end of period at Jun. 30, 2021	$ 5,750,252	1,154,905	119,233	(2,271,524)	0	4,752,866
Number of shares outstanding	13,010,176
Exercise of Warrants	243,419
Increase (decrease) through exercise of warrants, equity	$ 419,946		(54,833)			365,113
Net loss for the year				(9,446,454)		9,446,454
Net loss for the year				9,446,454		(9,446,454)
Number of shares outstanding at end of period at Jun. 30, 2022	17,924,758
Equity at end of period at Jun. 30, 2022	$ 39,733,633	6,067,323	70,295	(10,545,535)	0	35,325,716
Increase (decrease) in number of ordinary shares issued	3,680,000
Increase (decrease) through change in equity of subsidiaries, equity	$ 34,988,520					34,988,520
Share issue related cost	$ (4,233,129)					(4,233,129)
Issuance of Conversion of Debentures (in Shares)	751,163
Issuance of Conversion Of Debenture	$ 857,399		5,895			863,294
Issuance of Shares on Vesting of RSUs Shares	240,000
Issue of equity	$ 1,950,645				(1,950,645)	0
Increase (decrease) through share-based payment transactions, equity		6,084,861			1,950,645	8,035,506
Cancellation of Stock Options		(1,172,443)		1,172,443		0
Number of shares outstanding	17,924,758
Exercise of Warrants	21,052
Increase (decrease) through exercise of warrants, equity	$ 36,774		(5,196)			31,578
Net loss for the year				(15,377,601)		15,377,601
Net loss for the year				15,377,601		$ (15,377,601)
Number of shares outstanding at end of period at Jun. 30, 2023	18,185,810					18,185,810
Equity at end of period at Jun. 30, 2023	$ 40,570,773	6,477,565	$ 65,099	(24,610,379)	821,906	$ 23,324,964
Issuance of Shares on Vesting of RSUs Shares	470,000
Issue of equity					(1,406,119)
Increase (decrease) through share-based payment transactions, equity		1,722,999			$ 821,906	2,544,906
Cancellation of Stock Options		$ (1,312,757)		$ 1,312,757		0
Issuance of shares on debt settlement, shares	240,000
Issuance of shares on debt settlement	$ 800,366					$ 800,366
Number of shares outstanding	18,185,810					18,185,810